Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2023
Valuation results and net trading income [Abstract]
Summary of valuation tesults and net trading income

Valuation results and net trading income
in EUR million	2023	2022	2021
Securities trading results	873	-356	787
Derivatives trading results	116	11	-554
Other trading results	273	71	84
Change in fair value of derivatives relating to
– fair value hedges	1,606	-5,928	-1,317
– cash flow hedges (ineffective portion)	48	20	1
– other non-trading derivatives	-4,071	12,358	1,179
Change in fair value of assets and liabilities (hedged items)	-1,679	5,563	1,330
Valuation results on assets and liabilities designated at FVPL (excluding trading)	-128	439	-13
Foreign exchange transactions results	1,230	38	567
	-1,732	12,214	2,065